Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Segment Information
a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2016

Revenue from external customers	$125,282,829	$27,031,750	$115,395,130	$7,174,398	$-	$274,884,107
Inter-segment revenue (Note 1)	4,929,897	243,980	47,721,424	9,186,359	(62,081,660)	-
Segment revenue	130,212,726	27,275,730	163,116,554	16,360,757	-	336,965,767
Interest income	32,499	41,405	130,659	37,297	(11,793)	230,067
Interest expense	(1,727,127)	(5,980)	(44,433)	(451,790)	11,793	(2,217,537)
Depreciation and amortization	(18,706,891)	(6,566,936)	(2,759,298)	(1,437,312)	-	(29,470,437)
Share of the profit of associates and joint ventures	1,513,394	(9,484)	-	-	-	1,503,910
Impairment loss	(974,095)	(4,136)	(1,886)	-	-	(980,117)
Segment profit before income tax	13,921,640	7,226,531	4,626,263	2,194,271	-	27,968,705
Expenditures for segment assets	17,561,135	8,247,003	906,042	966,682	-	27,680,862

December 31, 2016

Investments accounted for using the equity method	49,597,195	227,495	-	-	-	49,824,690

For the year ended December 31, 2017

Revenue from external customers	126,225,119	26,157,277	133,948,016	4,110,796	-	290,441,208
Inter-segment revenue (Note 1)	4,911,026	184,707	47,119,404	8,383,640	(60,598,777)	-
Segment revenue	131,136,145	26,341,984	181,067,420	12,494,436	-	351,039,985
Interest income	43,744	48,532	269,640	214,265	(269,310)	306,871
Interest expense	(1,969,562)	(11,920)	-	(62,714)	269,310	(1,774,886)
Depreciation and amortization	(19,105,457)	(6,476,743)	(2,133,253)	(1,489,731)	-	(29,205,184)
Share of the profit or loss of associates and joint ventures	568,291	(42,509)	-	-	-	525,782
Impairment loss	(218,214)	(72,798)	-	(473,869)	-	(764,881)
Segment profit before income tax	12,065,304	6,904,067	6,883,327	5,167,965	-	31,020,663
Expenditures for segment assets	17,769,612	4,507,097	850,235	550,738	-	23,677,682

December 31, 2017

Investments accounted for using the equity method	48,566,333	187,418	-	-	-	48,753,751

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2018

Revenue from external customers	$178,308,222	$35,903,202	$151,890,384	$4,990,613	$-	$371,092,421
Inter-segment revenues (Note 1)	3,531,431	212,310	58,836,465	7,637,053	(70,217,259)	-
Segment revenues	181,839,653	36,115,512	210,726,849	12,627,666	-	441,309,680
Interest income	166,761	55,108	354,343	352,232	(462,233)	466,211
Interest expense	(3,647,601)	(101,338)	-	(249,180)	462,233	(3,535,886)
Depreciation and amortization	(29,491,977)	(9,560,610)	(2,065,590)	(1,570,726)	-	(42,688,903)
Share of the profit or loss of associates and joint ventures	(456,846)	(23,398)	-	-	-	(480,244)
Impairment loss	(654,081)	-	-	-	-	(654,081)
Segment profit before income tax	17,866,431	7,952,484	6,225,984	(107,221)	-	31,937,678
Expenditures for segment assets	22,787,190	12,991,023	2,529,771	784,254	-	39,092,238

December 31, 2018

Investments accounted for using the equity method	9,152,290	160,018	-	-	-	9,312,308
Contract assets	3,488,372	1,000,128	-	-	-	4,488,500

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2018

Revenue from external customers	$5,825,163	$1,172,924	$4,962,116	$163,039	$-	$12,123,242
Inter-segment revenues (Note 1)	115,369	6,936	1,922,132	249,495	(2,293,932)	-
Segment revenues	5,940,532	1,179,860	6,884,248	412,534	-	14,417,174
Interest income	5,448	1,801	11,576	11,507	(15,101)	15,231
Interest expense	(119,164)	(3,311)	-	(8,140)	15,101	(115,514)
Depreciation and amortization	(963,475)	(312,336)	(67,481)	(51,315)	-	(1,394,607)
Share of the profit or loss of associates and joint ventures	(14,925)	(764)	-	-	-	(15,689)
Impairment loss	(21,368)	-	-	-	-	(21,368)
Segment profit before income tax	583,680	259,800	203,397	(3,503)	-	1,043,374
Expenditures for segment assets	744,436	424,404	82,645	25,621	-	1,277,106

December 31, 2018

Investments accounted for using the equity method	298,996	5,228	-	-	-	304,224
Contract assets	113,962	32,673	-	-	-	146,635

Note 1: Inter-segment revenues were eliminated upon consolidation.

Note 2: Refer to the table above for information about disaggregation of revenue.

Summary of Revenue from Major Products and Services
b.	Revenue from major products and services

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$125,282,829	$126,225,119	$178,308,222	$5,825,163
Testing service	27,031,750	26,157,277	35,903,202	1,172,924
Electronic components manufacturing service	115,395,130	133,948,016	151,890,384	4,962,116
Others	7,174,398	4,110,796	4,990,613	163,039

	$274,884,107	$290,441,208	$371,092,421	$12,123,242

Summary of Geographical Information
1)	Net revenues from external customers

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

United States	$180,745,837	$196,462,345	$230,791,164	$7,539,731
Taiwan	38,868,679	35,413,647	45,630,792	1,490,715
Asia	29,896,304	30,201,332	56,031,108	1,830,484
Europe	23,275,732	26,445,240	36,844,258	1,203,668
Others	2,097,555	1,918,644	1,795,099	58,644

	$274,884,107	$290,441,208	$371,092,421	$12,123,242

2)	Non-current assets, excluding financial instruments, post-employment benefit assets and deferred tax assets

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Taiwan	$93,350,839	$229,944,505	$7,512,071
China	45,376,164	59,058,239	1,929,377
Others	25,025,498	25,686,256	839,146

	$163,752,501	$314,689,000	$10,280,594